Interim Condensed Consolidated Statement of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020		Dec. 31, 2021
Cash flows from operating activities:
Net Loss	$ (405)	$ (79)	$ (68)		$ (329)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7	0		[1]	3
Decrease in operating lease liabilities	(6)	0	0		2
Share-based compensation on stock options granted to a service provider	65	0
Decrease in other liabilities	(3)	0	0		[1]
Accrued interest from stockholder loans from a major stockholder	10	4	2		13
Increase in trade account receivable and other receivables	(33)	(13)	(4)		(15)
Increase in trade accounts payable and other account payables	69	4	12		121
Increase (decrease) in inventory	8	(15)	0		(74)
Net cash used in operating activities	(288)	(99)	(58)		(279)
Cash flows from investing activities:
Purchase of property and equipment	(18)	(17)	(1)		(27)
Net cash used in investing activities	(18)	(17)	(1)		(27)
Cash flows from financing activities:
Short-term credit	(11)	45	0		96
Issuance of common stock				[1]	501
Loans received from a major stockholder	(5)	68	62		177
Net cash provided by financing activities	(16)	113	62		774
Decrease in cash and cash equivalents	(322)	(3)	3		468
Cash and cash equivalents at beginning of period	471	3	0		3
Cash and cash equivalents at end of period	149	0	3		471
Non-cash activities:
Right-of-use asset recognized with corresponding lease liability			0		60
Intangible assets recognized with corresponding other liability	6	$ 0	0		32
Reverse recapitalization effect on equity	$ (60)
Purchase of property and equipment in credit			$ 0		$ 12

[1]	Represents an amount lower than 1 USD